Staff costs and Directors' remuneration - Summary of Staff Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs borne by IHG
Pension and other post-retirement benefits:
Staff costs, classified as exceptional	$ 8
Costs borne by the System Fund or reimbursed
Pension and other post-retirement benefits:
Staff costs, classified as exceptional	7
Costs by employer
Staff costs
Wages and salaries	1,888	$ 1,890	$ 1,752
Social security costs	167	159	143
Share-based payment cost (note 27)	72	67	56
Pension and other post-retirement benefits:
Defined benefit plans	7	7	4
Defined contribution plans	66	62	58
Total staff costs	2,200	2,185	2,013
Costs by employer | Costs borne by IHG
Pension and other post-retirement benefits:
Total staff costs	792	800	747
Costs by employer | Costs borne by the System Fund or reimbursed
Pension and other post-retirement benefits:
Total staff costs	$ 1,408	$ 1,385	$ 1,266